Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets
Schedule of Other Assets

	December 31	December 31
($ millions)	2023	2022
Investments(1)	490	532
Prepaids	661	481
Pension (note 23)	207	212
Other(1)	352	541
	1 710	1 766
(1)	Prior period amounts have been reclassified to align with current period presentation of Other Assets. For the year ended December 31, 2022, $226 million was reclassified from Investments to Other. This reclassification had no effect on the other assets presentation on the consolidated balance sheet.